401(k) Plan	12 Months Ended
Dec. 31, 2020
Surrozen Inc [Member]
Defined Contribution Plan Disclosure [Line Items]
401(k) Plan
Note 12. 401(k) Plan
Effective January 1, 2016, the Company established the Surrozen 401(k) Plan & Trust for the exclusive benefit of all eligible employees and their beneficiaries with the intention to provide a measure of retirement security. The 401(k) Plan is intended to qualify as a tax-qualified plan
under Section 401 of the Internal Revenue Code so that contributions to the 401(k) Plan and income earned on such contributions are not taxable to participants until withdrawn or distributed from the 401(k) Plan. The 401(k) Plan provides that each participant may contribute up to 100% of his or her pre-tax compensation,
up to annual statutory limits. Under the 401(k) Plan, each employee is fully vested in his or her deferred salary contributions. Employee contributions are held and invested by the plan’s trustee. The 401(k) Plan also permits the Company to make discretionary and matching contributions, subject to established limits and a vesting schedule.
Each year, at the discretion of the Company, employer’s match may be a discretionary percentage allocated proportionate to salary deferral, as the Company elects each year. The employer matching contributions in 2020 and 2019 were nominal.